PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)

Common Stocks – 38.3% of Net Assets
	Aerospace & Defense – 0.6%
10	Axon Enterprise, Inc.(a)	$1,122
88	Boeing Co. (The)(a)	13,098
14	General Dynamics Corp.	3,312
2	L3Harris Technologies, Inc.	465
3	Lockheed Martin Corp.	1,296
15	Moog, Inc., Class A	1,198
1	Northrop Grumman Corp.	439
29	Raytheon Technologies Corp.	2,752

		23,682

	Air Freight & Logistics – 0.3%
49	Expeditors International of Washington, Inc.	4,854
4	FedEx Corp.	795
20	GXO Logistics, Inc.(a)	1,184
21	United Parcel Service, Inc., Class B	3,780

		10,613

	Airlines – 0.1%
47	Delta Air Lines, Inc.(a)	2,022
153	JetBlue Airways Corp.(a)	1,685

		3,707

	Auto Components – 0.2%
3	Aptiv PLC(a)	319
106	BorgWarner, Inc.	3,904
110	Dana, Inc.	1,629
15	Visteon Corp.(a)	1,571

		7,423

	Automobiles – 0.7%
52	Ford Motor Co.	736
164	General Motors Co.(a)	6,217
20	Tesla, Inc.(a)	17,415
19	Thor Industries, Inc.	1,455

		25,823

	Banks – 1.9%
74	Ameris Bancorp	3,086
142	Bank of America Corp.	5,067
71	Cadence Bank	1,778
176	Citigroup, Inc.	8,485
81	Citizens Financial Group, Inc.	3,191
30	Cullen/Frost Bankers, Inc.	3,969
30	Fifth Third Bancorp	1,126
339	FNB Corp.	3,905
236	Fulton Financial Corp.	3,580
184	Huntington Bancshares, Inc.	2,420
63	International Bancshares Corp.	2,507

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
14	JPMorgan Chase & Co.	$1,671
149	KeyCorp	2,877
13	M&T Bank Corp.	2,166
9	PNC Financial Services Group, Inc. (The)	1,495
116	Regions Financial Corp.	2,403
91	Truist Financial Corp.	4,400
98	Trustmark Corp.	2,732
53	U.S. Bancorp	2,574
59	Webster Financial Corp.	2,949
149	Wells Fargo & Co.	6,501
26	Wintrust Financial Corp.	2,270

		71,152

	Beverages – 1.3%
11	Boston Beer Co., Inc. (The), Class A(a)	4,125
66	Coca-Cola Co. (The)	4,264
30	Constellation Brands, Inc., Class A	7,383
397	Keurig Dr Pepper, Inc.	14,848
173	Monster Beverage Corp.(a)	14,823
20	PepsiCo, Inc.	3,434

		48,877

	Biotechnology – 1.3%
30	AbbVie, Inc.	4,406
56	Alnylam Pharmaceuticals, Inc.(a)	7,472
13	Amgen, Inc.	3,031
34	Arrowhead Pharmaceuticals, Inc.(a)	1,398
4	Biogen, Inc.(a)	830
44	BioMarin Pharmaceutical, Inc.(a)	3,579
63	CRISPR Therapeutics AG(a)	3,126
9	Ligand Pharmaceuticals, Inc.(a)	836
16	Moderna, Inc.(a)	2,151
19	Neurocrine Biosciences, Inc.(a)	1,711
30	Regeneron Pharmaceuticals, Inc.(a)	19,773

		48,313

	Building Products – 0.3%
30	Builders FirstSource, Inc.(a)	1,847
10	Carlisle Cos., Inc.	2,593
29	Carrier Global Corp.	1,110
10	Johnson Controls International PLC	599
10	Lennox International, Inc.	2,132
30	Owens Corning	2,728
26	Trex Co., Inc.(a)	1,513

		12,522

	Capital Markets – 2.0%
4	Ameriprise Financial, Inc.	1,062
148	Bank of New York Mellon Corp. (The)	6,225
2	BlackRock, Inc.	1,249
186	Charles Schwab Corp. (The)	12,337

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
5	CME Group, Inc.	$1,097
16	FactSet Research Systems, Inc.	6,456
24	Goldman Sachs Group, Inc. (The)	7,332
59	Intercontinental Exchange, Inc.	6,833
51	Janus Henderson Group PLC	1,555
85	KKR & Co., Inc.	4,333
7	Moody’s Corp.	2,215
16	Morgan Stanley	1,289
12	MSCI, Inc.	5,055
18	Northern Trust Corp.	1,855
96	SEI Investments Co.	5,349
100	State Street Corp.	6,697
9	Virtus Investment Partners, Inc.	1,594

		72,533

	Chemicals – 0.4%
66	Dow, Inc.	4,389
8	DuPont de Nemours, Inc.	528
4	Ecolab, Inc.	677
27	HB Fuller Co.	1,801
19	Innospec, Inc.	1,811
4	International Flavors & Fragrances, Inc.	485
6	Linde PLC	1,872
25	Minerals Technologies, Inc.	1,590
3	PPG Industries, Inc.	384
4	Sherwin-Williams Co. (The)	1,100
13	Stepan Co.	1,327

		15,964

	Commercial Services & Supplies – 0.2%
14	MSA Safety, Inc.	1,690
16	Tetra Tech, Inc.	2,228
29	Viad Corp.(a)	950
5	Waste Management, Inc.	822

		5,690

	Communications Equipment – 0.2%
8	Arista Networks, Inc.(a)	924
33	Ciena Corp.(a)	1,821
66	Cisco Systems, Inc.	3,233
2	F5, Inc.(a)	335
20	Lumentum Holdings, Inc.(a)	1,624

		7,937

	Construction & Engineering – 0.1%
55	AECOM	3,881

	Consumer Finance – 0.9%
282	Ally Financial, Inc.	11,269
72	American Express Co.	12,579
74	Capital One Financial Corp.	9,222

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
50	Green Dot Corp., Class A(a)	$1,324

		34,394

	Containers & Packaging – 0.1%
7	Ball Corp.	568
21	International Paper Co.	972
51	WestRock Co.	2,526

		4,066

	Distributors – 0.0%
9	Genuine Parts Co.	1,170

	Diversified Consumer Services – 0.1%
29	Grand Canyon Education, Inc.(a)	2,783
34	Service Corp. International	2,231

		5,014

	Diversified Telecommunication Services – 0.1%
454	Lumen Technologies, Inc.	4,567

	Electric Utilities – 0.2%
36	American Electric Power Co., Inc.	3,568
10	Eversource Energy	874
18	IDACORP, Inc.	1,893
37	NextEra Energy, Inc.	2,628

		8,963

	Electrical Equipment – 0.5%
8	Acuity Brands, Inc.	1,380
18	Eaton Corp. PLC	2,610
11	Emerson Electric Co.	992
12	Hubbell, Inc.	2,344
128	Plug Power, Inc.(a)	2,691
13	Rockwell Automation, Inc.	3,285
157	Sunrun, Inc.(a)	3,137

		16,439

	Electronic Equipment, Instruments & Components – 0.4%
45	Avnet, Inc.	1,965
2	CDW Corp.	326
36	Cognex Corp.	2,435
8	Coherent, Inc.(a)	2,143
23	Corning, Inc.	809
40	Itron, Inc.(a)	1,911
3	Keysight Technologies, Inc.(a)	421
7	Littelfuse, Inc.	1,605
24	TE Connectivity Ltd.	2,995
4	Trimble, Inc.(a)	267

		14,877

	Energy Equipment & Services – 0.1%
196	Archrock, Inc.	1,707

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
21	Baker Hughes Co.	$651
86	ChampionX Corp.	1,815
28	Schlumberger NV	1,092

		5,265

	Entertainment – 0.9%
14	Activision Blizzard, Inc.	1,058
32	Electronic Arts, Inc.	3,778
48	Netflix, Inc.(a)	9,137
36	Take-Two Interactive Software, Inc.(a)	4,302
112	Walt Disney Co. (The)(a)	12,503
162	Warner Bros Discovery, Inc.(a)	2,940

		33,718

	Food & Staples Retailing – 0.4%
27	BJ’s Wholesale Club Holdings, Inc.(a)	1,738
2	Costco Wholesale Corp.	1,063
18	Kroger Co. (The)	971
68	SpartanNash Co.	2,331
86	Sprouts Farmers Market, Inc.(a)	2,563
44	Sysco Corp.	3,761
27	Walgreens Boots Alliance, Inc.	1,145
12	Walmart, Inc.	1,836

		15,408

	Food Products – 0.3%
30	Campbell Soup Co.	1,416
25	Darling Ingredients, Inc.(a)	1,835
19	General Mills, Inc.	1,344
47	Hain Celestial Group, Inc. (The)(a)	1,576
18	Hormel Foods Corp.	943
20	Ingredion, Inc.	1,702
4	J.M. Smucker Co. (The)	548
12	Kellogg Co.	822
5	McCormick & Co., Inc.	503
14	Mondelez International, Inc., Class A	903

		11,592

	Gas Utilities – 0.1%
63	New Jersey Resources Corp.	2,719
21	ONE Gas, Inc.	1,772

		4,491

	Health Care Equipment & Supplies – 0.7%
1	Align Technology, Inc.(a)	290
5	Baxter International, Inc.	355
9	Becton Dickinson & Co.	2,225
2	Cooper Cos., Inc. (The)	722
1	DexCom, Inc.(a)	409
11	Edwards Lifesciences Corp.(a)	1,164
3	Embecta Corp.(a)	91

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
19	Globus Medical, Inc., Class A(a)	$1,258
29	Haemonetics Corp.(a)	1,469
7	Hologic, Inc.(a)	504
15	Intuitive Surgical, Inc.(a)	3,589
9	Penumbra, Inc.(a)	1,553
9	STAAR Surgical Co.(a)	514
33	STERIS PLC	7,394
3	Stryker Corp.	724
14	Tandem Diabetes Care, Inc.(a)	1,351
2	Teleflex, Inc.	571

		24,183

	Health Care Providers & Services – 1.2%
7	Amedisys, Inc.(a)	893
2	Anthem, Inc.	1,004
13	Centene Corp.(a)	1,047
5	Chemed Corp.	2,457
5	Cigna Corp.	1,234
60	CVS Health Corp.	5,768
18	DaVita, Inc.(a)	1,951
19	Encompass Health Corp.	1,308
67	HCA Healthcare, Inc.	14,375
9	Henry Schein, Inc.(a)	730
17	Humana, Inc.	7,557
2	Laboratory Corp. of America Holdings(a)	481
64	MEDNAX, Inc.(a)	1,185
7	Quest Diagnostics, Inc.	937
48	Select Medical Holdings Corp.	1,085
27	Tenet Healthcare Corp.(a)	1,958

		43,970

	Health Care Technology – 0.4%
90	Allscripts Healthcare Solutions, Inc.(a)	1,859
5	Cerner Corp.	468
158	Doximity, Inc., Class A(a)	6,300
30	Veeva Systems, Inc., Class A(a)	5,459

		14,086

	Hotels, Restaurants & Leisure – 1.1%
5	Booking Holdings, Inc.(a)	11,052
3	Expedia Group, Inc.(a)	524
37	Hilton Worldwide Holdings, Inc.(a)	5,746
22	Jack in the Box, Inc.	1,821
7	McDonald’s Corp.	1,744
45	Six Flags Entertainment Corp.(a)	1,722
98	Starbucks Corp.	7,315
46	Travel & Leisure Co.	2,552
104	Yum China Holdings, Inc.	4,347
32	Yum! Brands, Inc.	3,744

		40,567

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.3%
8	DR Horton, Inc.	$557
57	KB Home	1,848
22	Meritage Homes Corp.(a)	1,816
89	PulteGroup, Inc.	3,717
77	Taylor Morrison Home Corp.(a)	2,017

		9,955

	Household Products – 0.4%
80	Colgate-Palmolive Co.	6,164
27	Kimberly-Clark Corp.	3,748
27	Procter & Gamble Co. (The)	4,335

		14,247

	Independent Power & Renewable Electricity Producers – 0.2%
24	AES Corp. (The)	490
64	NextEra Energy Partners LP	4,266
55	Sunnova Energy International, Inc.(a)	950

		5,706

	Industrial Conglomerates – 0.2%
21	3M Co.	3,029
45	General Electric Co.	3,355
9	Honeywell International, Inc.	1,741

		8,125

	Insurance – 1.2%
8	Aflac, Inc.	458
9	Allstate Corp. (The)	1,139
141	American International Group, Inc.	8,250
9	Chubb Ltd.	1,858
33	First American Financial Corp.	1,924
12	Hanover Insurance Group, Inc. (The)	1,762
102	Hartford Financial Services Group, Inc. (The)	7,133
14	Marsh & McLennan Cos., Inc.	2,264
7	MetLife, Inc.	460
16	Prudential Financial, Inc.	1,736
78	Reinsurance Group of America, Inc.	8,371
35	Selective Insurance Group, Inc.	2,882
10	Travelers Cos., Inc. (The)	1,711
29	Willis Towers Watson PLC	6,231

		46,179

	Interactive Media & Services – 1.7%
9	Alphabet, Inc., Class A(a)	20,540
4	Alphabet, Inc., Class C(a)	9,197
127	Meta Platforms, Inc., Class A(a)	25,460
321	Pinterest, Inc., Class A(a)	6,587
7	Twitter, Inc.(a)	343

		62,127

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.1%
51	Alibaba Group Holding Ltd., Sponsored ADR(a)	$4,952
10	Amazon.com, Inc.(a)	24,856
173	eBay, Inc.	8,982
32	Etsy, Inc.(a)	2,982
72	Qurate Retail, Inc., Class A	303

		42,075

	IT Services – 2.2%
3	Accenture PLC, Class A	901
12	Automatic Data Processing, Inc.	2,618
46	Block, Inc.(a)	4,579
16	Cognizant Technology Solutions Corp., Class A	1,294
12	Concentrix Corp.	1,890
124	DXC Technology Co.(a)	3,559
81	Fiserv, Inc.(a)	7,931
25	Gartner, Inc.(a)	7,264
30	Global Payments, Inc.	4,109
27	International Business Machines Corp.	3,570
2	Kyndryl Holdings, Inc.(a)	24
27	Mastercard, Inc., Class A	9,811
9	Paychex, Inc.	1,141
64	PayPal Holdings, Inc.(a)	5,628
13	Perficient, Inc.(a)	1,292
5	Shopify, Inc., Class A(a)	2,134
3	VeriSign, Inc.(a)	536
98	Visa, Inc., Class A	20,887
10	WEX, Inc.(a)	1,662

		80,830

	Life Sciences Tools & Services – 0.4%
9	Agilent Technologies, Inc.	1,074
9	Danaher Corp.	2,260
25	Illumina, Inc.(a)	7,416
37	NeoGenomics, Inc.(a)	350
10	Repligen Corp.(a)	1,572
4	Thermo Fisher Scientific, Inc.	2,212
3	Waters Corp.(a)	909

		15,793

	Machinery – 0.9%
19	AGCO Corp.	2,421
9	Caterpillar, Inc.	1,895
10	Chart Industries, Inc.(a)	1,688
18	Cummins, Inc.	3,405
22	Deere & Co.	8,306
9	Illinois Tool Works, Inc.	1,774
31	ITT, Inc.	2,177
25	Oshkosh Corp.	2,311
7	Otis Worldwide Corp.	510
43	PACCAR, Inc.	3,571
6	Parker-Hannifin Corp.	1,625

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
34	Terex Corp.	$1,156
27	Toro Co. (The)	2,163

		33,002

	Media – 0.9%
1	Cable One, Inc.	1,166
22	Charter Communications, Inc., Class A(a)	9,427
234	Comcast Corp., Class A	9,304
115	Interpublic Group of Cos., Inc. (The)	3,751
37	New York Times Co. (The), Class A	1,418
214	News Corp., Class A	4,250
46	Omnicom Group, Inc.	3,502
19	Paramount Global, Class B	553

		33,371

	Metals & Mining – 0.3%
21	Alcoa Corp.	1,424
61	Cleveland-Cliffs, Inc.(a)	1,555
57	Commercial Metals Co.	2,337
9	Newmont Corp.	655
6	Nucor Corp.	929
12	Reliance Steel & Aluminum Co.	2,379
31	Steel Dynamics, Inc.	2,658

		11,937

	Multi-Utilities – 0.1%
23	Consolidated Edison, Inc.	2,133
9	DTE Energy Co.	1,180
6	Sempra Energy	968
6	WEC Energy Group, Inc.	600

		4,881

	Multiline Retail – 0.2%
28	Kohl’s Corp.	1,621
74	Macy’s, Inc.	1,788
22	Target Corp.	5,030

		8,439

	Oil, Gas & Consumable Fuels – 1.6%
214	Antero Midstream Corp.	2,198
272	APA Corp.	11,133
19	Chevron Corp.	2,977
134	CNX Resources Corp.(a)	2,754
118	ConocoPhillips	11,271
42	Diamondback Energy, Inc.	5,302
111	EOG Resources, Inc.	12,960
59	EQT Corp.	2,345
42	Exxon Mobil Corp.	3,580
42	Kinder Morgan, Inc.	762
39	Marathon Oil Corp.	972
55	Range Resources Corp.(a)	1,647

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
264	Southwestern Energy Co.(a)	$1,980
8	Valero Energy Corp.	892

		60,773

	Paper & Forest Products – 0.1%
25	Louisiana-Pacific Corp.	1,613

	Pharmaceuticals – 1.3%
134	Bristol-Myers Squibb Co.	10,086
13	Jazz Pharmaceuticals PLC(a)	2,083
24	Johnson & Johnson	4,331
56	Merck & Co., Inc.	4,967
107	Novartis AG, Sponsored ADR	9,419
39	Novo Nordisk A/S, Sponsored ADR	4,446
67	Pfizer, Inc.	3,288
182	Roche Holding AG, Sponsored ADR	8,405
57	Viatris, Inc.	589
6	Zoetis, Inc.	1,063

		48,677

	Professional Services – 0.3%
18	Equifax, Inc.	3,664
25	Exponent, Inc.	2,395
28	Korn Ferry	1,720
16	ManpowerGroup, Inc.	1,443

		9,222

	Real Estate Management & Development – 0.2%
56	CBRE Group, Inc., Class A(a)	4,650
13	Jones Lang LaSalle, Inc.(a)	2,844

		7,494

	REITs - Apartments – 0.3%
46	American Campus Communities, Inc.	2,975
3	AvalonBay Communities, Inc.	682
31	Camden Property Trust	4,864
17	Equity Residential	1,385

		9,906

	REITs - Diversified – 0.4%
150	American Assets Trust, Inc.	5,490
13	American Tower Corp.	3,133
13	Crown Castle International Corp.	2,408
4	Digital Realty Trust, Inc.	585
2	Equinix, Inc.	1,438
41	Weyerhaeuser Co.	1,690

		14,744

	REITs - Health Care – 0.1%
10	Ventas, Inc.	555

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
12	Welltower, Inc.	$1,090

		1,645

	REITs - Hotels – 0.0%
30	Host Hotels & Resorts, Inc.	610

	REITs - Mortgage – 0.1%
80	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,199

	REITs - Office Property – 0.3%
232	Brandywine Realty Trust	2,708
114	Corporate Office Properties Trust	3,043
79	Douglas Emmett, Inc.	2,327
105	Easterly Government Properties, Inc.	2,000
35	Kilroy Realty Corp.	2,450

		12,528

	REITs - Regional Malls – 0.0%
78	Macerich Co. (The)	979

	REITs - Shopping Centers – 0.1%
188	Brixmor Property Group, Inc.	4,771

	REITs - Warehouse/Industrials – 0.1%
21	ProLogis, Inc.	3,366

	Road & Rail – 0.3%
5	Avis Budget Group, Inc.(a)	1,338
2	Canadian Pacific Railway Ltd.	147
64	CSX Corp.	2,198
10	Norfolk Southern Corp.	2,579
26	Ryder System, Inc.	1,817
8	Union Pacific Corp.	1,874

		9,953

	Semiconductors & Semiconductor Equipment – 1.9%
23	Advanced Micro Devices, Inc.(a)	1,967
9	Analog Devices, Inc.	1,389
15	Applied Materials, Inc.	1,655
21	Cirrus Logic, Inc.(a)	1,592
15	Enphase Energy, Inc.(a)	2,421
56	First Solar, Inc.(a)	4,090
100	Intel Corp.	4,359
2	Lam Research Corp.	932
43	Lattice Semiconductor Corp.(a)	2,066
30	Micron Technology, Inc.	2,046
132	NVIDIA Corp.	24,482
73	QUALCOMM, Inc.	10,197
17	Silicon Laboratories, Inc.(a)	2,293
9	Synaptics, Inc.(a)	1,336
25	Texas Instruments, Inc.	4,256
14	Universal Display Corp.	1,788

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
19	Wolfspeed, Inc.(a)	$1,743

		68,612

	Software – 2.6%
6	Adobe, Inc.(a)	2,376
13	Aspen Technology, Inc.(a)	2,061
60	Autodesk, Inc.(a)	11,357
15	Blackbaud, Inc.(a)	870
31	CommVault Systems, Inc.(a)	1,891
5	Fair Isaac Corp.(a)	1,867
71	Microsoft Corp.	19,704
205	NortonLifeLock, Inc.	5,133
267	Oracle Corp.	19,598
10	Paylocity Holding Corp.(a)	1,896
13	Qualys, Inc.(a)	1,772
81	Salesforce, Inc.(a)	14,251
17	SPS Commerce, Inc.(a)	2,034
64	Workday, Inc., Class A(a)	13,229

		98,039

	Specialty Retail – 0.6%
45	American Eagle Outfitters, Inc.	680
6	Asbury Automotive Group, Inc.(a)	1,102
1	AutoZone, Inc.(a)	1,956
14	Best Buy Co., Inc.	1,259
20	Boot Barn Holdings, Inc.(a)	1,801
12	Five Below, Inc.(a)	1,885
6	GameStop Corp., Class A(a)	750
5	Home Depot, Inc. (The)	1,502
6	Lithia Motors, Inc.	1,699
22	Lowe’s Cos., Inc.	4,350
19	TJX Cos., Inc. (The)	1,164
4	Tractor Supply Co.	806
2	Ulta Beauty, Inc.(a)	794
13	Williams-Sonoma, Inc.	1,696

		21,444

	Technology Hardware, Storage & Peripherals – 0.1%
39	Hewlett Packard Enterprise Co.	601
47	HP, Inc.	1,722
27	Seagate Technology Holdings PLC	2,215

		4,538

	Textiles, Apparel & Luxury Goods – 0.4%
10	Crocs, Inc.(a)	664
7	Deckers Outdoor Corp.(a)	1,860
7	NIKE, Inc., Class B	873
324	Under Armour, Inc., Class A(a)	4,977
69	VF Corp.	3,588
39	Wolverine World Wide, Inc.	773

		12,735

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
44	Mr. Cooper Group, Inc.(a)	$1,979

	Trading Companies & Distributors – 0.0%
14	GATX Corp.	1,447

	Water Utilities – 0.1%
9	American Water Works Co., Inc.	1,387
43	Essential Utilities, Inc.	1,924

		3,311

	Wireless Telecommunication Services – 0.1%
42	T-Mobile US, Inc.(a)	5,172

	Total Common Stocks (Identified Cost $1,550,504)	1,424,311

Principal Amount

Bonds and Notes – 22.5%
	Automotive – 0.4%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,907
3,000	Lear Corp., 4.250%, 5/15/2029	2,900
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,313

		15,120

	Banking – 3.5%
7,000	American Express Co., 3.700%, 8/03/2023	7,077
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,612
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,082
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,007
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,036
10,000	Citigroup, Inc., 4.600%, 3/09/2026	10,070
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,967
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,938
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,027
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,856
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,927
8,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	7,122

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	$7,685
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,916
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,969
6,000	State Street Corp., 2.400%, 1/24/2030	5,388
6,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	5,153
8,000	Truist Bank, 3.200%, 4/01/2024	8,005
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,778

		129,615

	Brokerage – 0.4%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,160
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,634

		14,794

	Building Materials – 0.2%
8,000	Owens Corning, 3.950%, 8/15/2029	7,823

	Chemicals – 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,018

	Construction Machinery – 0.2%
8,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,816

	Diversified Manufacturing – 0.4%
8,000	3M Co., 3.050%, 4/15/2030	7,510
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,257

		13,767

	Electric – 1.1%
7,000	Duke Energy Corp., 3.750%, 4/15/2024	7,050
9,000	Entergy Corp., 0.900%, 9/15/2025	8,147
5,000	Exelon Corp., 4.050%, 4/15/2030	4,893
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,834
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,778

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$3,460
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,858

		40,020

	Environmental – 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,767
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,637

		6,404

	Finance Companies – 0.2%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,809
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,434

		8,243

	Financial Other – 0.1%
5,000	ORIX Corp., 2.900%, 7/18/2022	5,011

	Food & Beverage – 0.8%
10,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	9,109
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,127
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,467
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,345

		31,048

	Government Owned - No Guarantee – 0.4%
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,311

	Health Insurance – 0.5%
10,000	Anthem, Inc., 4.101%, 3/01/2028	9,992
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,012

		18,004

	Healthcare – 0.5%
5,000	Cigna Corp., 3.750%, 7/15/2023	5,043
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,009
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,878

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$4,858
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,463

		20,251

	Integrated Energy – 0.7%
10,000	BP Capital Markets PLC, 3.814%, 2/10/2024	10,087
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,921
6,000	Shell International Finance BV, 6.375%, 12/15/2038	7,338

		25,346

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,103

	Midstream – 0.2%
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,085

	Mortgage Related – 4.5%
35,296	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	32,249
14,970	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	14,139
9,000	FHLMC, 3.500%, 5/01/2052	8,743
43,130	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	38,127
33,042	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	30,213
29,488	FNMA, 3.000%, with various maturities from 2035 to 2051(b)	28,049
11,690	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	11,379
1,454	FNMA, 4.000%, 3/01/2050	1,448
1,679	FNMA, 4.500%, with various maturities in 2049(b)	1,713

		166,060

	Natural Gas – 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,161

	Pharmaceuticals – 0.5%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,954
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,180

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – continued
$5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$4,847
4,000	Viatris, Inc., 3.850%, 6/22/2040	3,115

		19,096

	Property & Casualty Insurance – 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,810

	Railroads – 0.2%
9,000	CSX Corp., 2.600%, 11/01/2026	8,585

	REITs - Apartments – 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,569

	REITs - Health Care – 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	4,422

	REITs - Office Property – 0.6%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,970
7,000	Boston Properties LP, 2.750%, 10/01/2026	6,620
9,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	7,883

		22,473

	REITs - Single Tenant – 0.2%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,891
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,516

		5,407

	REITs - Warehouse/Industrials – 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	4,041

	Restaurants – 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,557

	Retailers – 0.3%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,921
9,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	7,706

		10,627

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – 1.2%
$7,000	Apple, Inc., 2.500%, 2/09/2025	$6,903
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,739
5,000	HP, Inc., 3.000%, 6/17/2027	4,687
5,000	Intel Corp., 2.450%, 11/15/2029	4,526
8,000	International Business Machines Corp., 4.000%, 6/20/2042	7,321
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,656
7,000	Oracle Corp., 2.950%, 5/15/2025	6,772
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,294

		45,898

	Treasuries – 3.5%
9,000	U.S. Treasury Bond, 2.250%, 5/15/2041	7,798
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,979
23,000	U.S. Treasury Bond, 2.875%, 11/15/2046	21,903
23,000	U.S. Treasury Bond, 3.000%, 5/15/2045	22,245
12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,791
12,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,906
32,000	U.S. Treasury Note, 0.375%, 11/30/2025	29,211
17,000	U.S. Treasury Note, 2.125%, 12/31/2022	17,041

		129,874

	Utility Other – 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,707

	Wireless – 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,733

	Wirelines – 0.4%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,431
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,121
9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	9,100

		13,652

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $919,050)	$836,451

Shares

Exchange-Traded Funds – 5.1%
2,777	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $205,496)	191,807

Mutual Funds – 7.2%
5,480	WCM Focused Emerging Markets Fund, Institutional Class	77,603
9,199	WCM Focused International Growth Fund, Institutional Class	189,864

	Total Mutual Funds (Identified Cost $310,059)	267,467

Affiliated Mutual Funds – 39.1%
36,876	Loomis Sayles Inflation Protected Securities Fund, Class N	408,958
40,218	Loomis Sayles Limited Term Government and Agency Fund, Class N	440,390
45,910	Mirova Global Green Bond Fund, Class N	416,400
16,570	Mirova International Sustainable Equity Fund, Class N	192,050

	Total Affiliated Mutual Funds (Identified Cost $1,560,450)	1,457,798

Principal Amount

Short-Term Investments – 2.9%
$108,388	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $108,388 on 5/02/2022 collateralized by $8,400 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $7,511; $8,700 U.S. Treasury Note, 1.500% due 11/30/2028 valued at $7,974; $5,400 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $5,424; $87,500 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $89,932 including accrued interest(d) (Identified Cost $108,388)	108,388

	Total Investments – 115.1% (Identified Cost $4,653,947)	4,286,222
	Other assets less liabilities – (15.1)%	(563,687)

	Net Assets – 100.0%	$3,722,535

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $6,595 or 0.2% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$413,445	$179,833	$162,779	$(4,735)	$(16,806)	$408,958	36,876	$5,359
Loomis Sayles Limited Term Government and Agency Fund, Class N	443,666	201,447	191,454	(8,787)	(4,482)	440,390	40,218	639
Mirova Global Green Bond Fund, Class N	420,978	202,382	165,468	(22,968)	(18,524)	416,400	45,910	6,852
Mirova International Sustainable Equity Fund, Class N	190,170	107,686	85,793	(7,175)	(12,838)	192,050	16,570	—

	$1,468,259	$691,348	$605,494	$(43,665)	$(52,650)	$1,457,798	139,574	$12,850

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,424,311	$—	$—	$1,424,311
Bonds and Notes*	—	836,451	—	836,451
Exchange-Traded Funds	191,807	—	—	191,807
Mutual Funds	267,467	—	—	267,467
Affiliated Mutual Funds	1,457,798	—	—	1,457,798
Short-Term Investments	—	108,388	—	108,388

Total	$3,341,383	$944,839	$—	$4,286,222

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Fixed Income	56.5%
Equity	55.7
Short-Term Investments	2.9

Total Investments	115.1
Other assets less liabilities	(15.1)

Net Assets	100.0%